Related Party Transactions - Schedule of balances with related parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Loan and prepayment to other related parties			¥ 20,194
NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts due from NetEase Group	¥ 79,700	$ 10,919	26,117
Amounts due to NetEase Group	21,997	3,014	82,430
Short-term loans from NetEase Group	878,000	120,286	878,000
Long-term loans from NetEase Group	¥ 913,000	$ 125,080	¥ 630,360